Trade Accounts Receivable - Tabular Disclosure of Disaggregation of Trade Accounts Receivable (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [Line Items]
Trade and other receivables net	S/ 962,457	S/ 861,336	S/ 574,717
Healthcare services [Member]
Trade and other current receivables [Line Items]
Trade and other receivables net	S/ 962,457	S/ 861,336	S/ 574,717